Income Taxes, Deferred Tax Benefit (Expense) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Benefit (Expense) [Abstract]
Remeasurement of defined benefit plans	$ 6,328,961	$ (975,061)	$ 2,651,922
Equity investments at fair value	(7,491,232)	2,836,366	8,364,109
Revaluation of Assets	(495,646)	0	0
Other	0	0	(30,336)
Deferred tax income recognized in OCI	(1,657,917)	1,861,305	$ 10,985,695
Retained Earnings [Member]
Deferred Tax Benefit (Expense) [Abstract]
Deferred tax expense	$ 289,460	$ 308,551